Nature of operations (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Mar. 12, 2024	Oct. 13, 2022	Sep. 12, 2022	Dec. 06, 2021	Feb. 29, 2024	Feb. 25, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2022	Dec. 31, 2021
Disclosure Of Nature Of Operations [Line Items]
Proportion of ownership interest							100.00%
Cash of acquisition				$ 5,000
Homestake Ridge project [Member]
Disclosure Of Nature Of Operations [Line Items]
Proportion of ownership interest				100.00%
Shares issued										328,767
Dolly Varden [Member]
Disclosure Of Nature Of Operations [Line Items]
Proportion of ownership interest	19.99%			100.00%			22.03%
Number of shares sold	5,450,000
Non-brokered sale agreement		17,000,000
Par value per share	$ 0.735	$ 0.4
Share of interest purchased		7.40%
Proceed from issuance of common stock	$ 4,006	$ 6,774
Shares acquired				76,504,590		76,504,590
Share outstanding percentage				35.33%
Fully diluted basis				32.88%
UMS [Member]
Disclosure Of Nature Of Operations [Line Items]
Share of interest purchased								75.00%	25.00%
Notice period for terminating agreement							180 days
Newmont Corporation [Member]
Disclosure Of Nature Of Operations [Line Items]
Proportion of ownership interest					100.00%
ESJV [Member]
Disclosure Of Nature Of Operations [Line Items]
Proportion of ownership interest					100.00%		50.022%
Description of amended joint venture arrangement			through their respective subsidiaries, completed the acquisition of the remaining approximately 23.77% participating interest of Azimut Exploration Inc. in the ESJV, on a pro-rata basis. As a result of the transaction, the 100% ESJV participating interests at December 31, 2022 and 2023 were held 50.022% by the Company and 49.978% by Newmont, with Fury Gold remaining operator under an amended and restated joint operating agreement.